Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments and Other Assets [Abstract]
Prepayments to suppliers		$ 202,004	$ 667,462
Deposits	[1]	65,063	35,650
Deductible input value-added tax		18,616	12,059
Prepayments of income tax		2,459	2,459
Others		7,012	5,342
Current		89,892	698,291
Noncurrent		205,262	24,681
Total		$ 295,154	$ 722,972

[1]	The Group pays deposits to certain electricity service providers.